Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities, Current [Abstract]
OTHER CURRENT LIABILITIES
14.	OTHER CURRENT LIABILITIES

Other current liabilities as of December 31, 2013 and 2012 consisted of:

	December 31, 2013	December 31, 2012
Accrued payroll	$459,623	$486,906
Other tax payable	157,507	151,034
Accrued expense	-	39,071
Issuance cost of preferred stocks	-	37,096
Other payable	11,943	28,638
	$629,073	$742,745